Shareholder Report	12 Months Ended
May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Wahed Dow Jones Islamic World ETF
Shareholder Report [Line Items]
Fund Name	Wahed Dow Jones Islamic World ETF
Class Name	Wahed Dow Jones Islamic World ETF
Trading Symbol	UMMA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wahed Dow Jones Islamic World ETF for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wahed.com/umma. You can also request this information by contacting us at 1-855-976-4747.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-976-4747
Additional Information Website	https://www.wahed.com/umma
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wahed Dow Jones Islamic World ETF	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
With the backdrop of a global trade war, global ex-U.S. equities have outperformed U.S. equities markedly year to date, with UMMA up almost +11% as of May 31, 2025 above HLAL (U.S. equities) during the same period.  The administration’s lack of foresight in its economic policies have likely caused many asset allocators globally to increase their strategic weighting to  non-U.S. equities, which primarily include developed Europe, Canada, Australia, and some emerging market countries. While rhetoric between the U.S. and China has cooled down for now, uncertainty remains during this administration around knee jerk policies and mismanagement of global geopolitical tensions. As such, we expect global non-U.S. equities to contribute positively to investor returns and prove to be a strong diversifier in multi-asset class portfolios.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/06/2022)
Wahed Dow Jones Islamic World ETF NAV	6.14	1.83
MSCI AC WORLD INDEX ex USA Net (USD)	13.75	4.94
Dow Jones Islamic Market International Titans 100 Total Return Index	5.64	2.14
Bloomberg World ex US Large & Mid Cap Total Return Index	14.03	4.99

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wahed.com/umma for more recent performance information. Visit https://www.wahed.com/umma for more recent performance information.
Net Assets	$ 131,475,303
Holdings Count | $ / shares	96
Advisory Fees Paid, Amount	$ 735,631
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$131,475,303
Number of Holdings	96
Net Advisory Fee	$735,631
Portfolio Turnover	15%
30-Day SEC Yield	1.15%

Holdings [Text Block]

Top Sectors	(%)
Technology	33.3%
Health Care	19.0%
Industrials	16.9%
Consumer Discretionary	9.1%
Consumer Staples	7.8%
Materials	7.5%
Energy	2.1%
Communications	1.6%
Financials	0.6%
Cash & Other	2.1%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Infineon Technologies AG	4.1%
SAP SE	3.9%
ASML Holding NV	3.7%
Nestle SA	3.5%
Roche Holding AG	3.0%
Novartis AG	2.8%
Novo Nordisk AS	2.7%
AstraZeneca PLC	2.7%
Samsung Electronics Co. Ltd.	2.3%

Updated Prospectus Web Address	https://www.wahed.com/umma
Wahed FTSE USA Shariah ETF
Shareholder Report [Line Items]
Fund Name	Wahed FTSE USA Shariah ETF
Class Name	Wahed FTSE USA Shariah ETF
Trading Symbol	HLAL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wahed FTSE USA Shariah ETF for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wahed.com/hlal. You can also request this information by contacting us at 1-855-976-4747.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-976-4747
Additional Information Website	https://www.wahed.com/hlal
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wahed FTSE USA Shariah ETF	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Since November 30, 2024, we’ve seen  HLAL, as U.S. equities by extension do a round trip in performance. Coming off a strong calendar year performance in 2024, it appears that U.S. equities, and HLAL by extension, have priced in all the bullish fiscal policy from the Trump administration before he took office. Performance has been muted as a result year to date.  In Q1 2025, however, much of the rhetoric around global trade tariffs turned out to be more than just campaign talking points. U.S. equities entered correction territory with major indices down as much as -20% at certain points. Eventually, however, there were exemptions and capitulations on tariffs, which ended up being a shell of the initial plans resulting in U.S. equities recovering much of the losses year to date, while still being below all time highs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/15/2019)
Wahed FTSE USA Shariah ETF NAV	5.91	15.45	13.99
S&P 500 TR	13.52	15.94	13.94
FTSE Shariah USA Index TR	6.39	16.09	14.61

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wahed.com/hlal for more recent performance information. Visit https://www.wahed.com/hlal for more recent performance information.
Net Assets	$ 596,794,718
Holdings Count | $ / shares	208
Advisory Fees Paid, Amount	$ 2,716,667
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$596,794,718
Number of Holdings	208
Net Advisory Fee	$2,716,667
Portfolio Turnover	10%
30-Day SEC Yield	0.71%

Holdings [Text Block]

Top Sectors	(%)
Technology	56.4%
Health Care	11.1%
Consumer Discretionary	8.5%
Industrials	7.0%
Energy	5.4%
Consumer Staples	5.2%
Basic Materials	2.6%
Telecommunications	2.1%
Real Estate	1.3%
Cash & Other	0.4%

Top 10 Issuers	(%)
Microsoft Corp.	15.3%
Apple, Inc.	13.2%
Alphabet, Inc.	8.2%
Meta Platforms, Inc.	6.3%
Tesla, Inc.	4.2%
Exxon Mobil Corp.	2.0%
Procter & Gamble Co.	1.8%
Johnson & Johnson	1.7%
Coca-Cola Co.	1.2%
Cisco Systems, Inc.	1.1%

Updated Prospectus Web Address	https://www.wahed.com/hlal